Fixed assets - Depreciation and amortization - Total - Graphic (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure of detailed information about property, plant and equipment [line items]
Total depreciation and amortization expense	€ (7,312)	€ (7,035)	€ (7,074)
Depreciation and amortization	(2,332)	(2,418)	(2,363)
Depreciation and amortization, property, plant and equipment	(5,109)	(4,725)	(4,796)
Fixed assets [member]
Disclosure of detailed information about property, plant and equipment [line items]
Total depreciation and amortization expense	(7,312)	(7,035)	(7,074)
Depreciation and amortization	(2,332)	(2,418)	(2,363)
Depreciation and amortization, property, plant and equipment	€ (4,980)	€ (4,618)	€ (4,712)